Gain on sale of development properties	12 Months Ended
Dec. 31, 2020
Gain On Sale Of Development Properties [Abstract]
Gain on sale of development properties
19. Gain on sale of development properties
Gain on sale of development properties for the years ended December 31, 2018, 2019 and 2020 were nil, RMB3,884,709,000 and RMB1,648,747,000, respectively. The gain on sale of development properties for the years ended December 31, 2019 and 2020, was mainly derived from disposals of logistics facilities to JD Logistics Properties Core Fund, L.P. (the “Core Fund”), JD Logistics Properties Core Fund II, L.P. (the “Core Fund II”) and JD Logistics Properties Development Fund I, L.P. (“Development Fund I”).
In 2018, the Group established JD Property to manage the expanding logistics facilities and other real estate properties. In February 2019, JD Property established Core Fund together with GIC Private Limited (“GIC”), Singapore’s sovereign wealth fund, for a total committed capital of over RMB4.8 billion. The Group serves as the general partner and committed 20% of the total capital of Core Fund as the limited partner, and GIC committed the remaining 80%.
Furthermore, in February, 2019, the Group entered into definitive agreements with Core Fund, pursuant to which the Group will dispose of certain modern logistics facilities to Core Fund for a total gross asset value of approximately RMB11 billion, and concurrently lease back these completed facilities for operational purposes with an initial lease term of 5 to 6 years. The initial annual rent for the completed facilities is approximate RMB0.7 billion that increases by 3% per year throughout each 5 years period, and the rental rate will be adjusted based on the growth rate of fair market rent at the beginning of each 5 years period. Upon the expiry of the initial lease agreement, if the adjusted rental rate is acceptable, the Group may choose to renew the lease with the same terms and conditions. Core Fund will use leverage to finance the purchase, and the closing of the purchase is subject to certain conditions, including the availability of debt financing.
The investment committee of Core Fund, which comprises the representatives from the Group and GIC, will oversee the key operations of Core Fund. Given the control over Core Fund is shared between the Group and GIC, the Group does not consolidate Core Fund and investment in Core Fund is accounted for using the equity method as the Group obtained significant influence by the rights to nominate two members of the investment committee out of four. The lease back transaction is classified as an operating lease, and accounted for under ASC 842, the ROU assets and operating lease liabilities were recorded accordingly.
Since the second half of 2019, the closing conditions for the asset group of completed logistics facilities were successively met and Core Fund signed definitive facility agreements with bank consortium to finance the purchase, therefore, the Group recorded a disposal gain of RMB3,801,492,000 and RMB194,855,000 for the completed assets for the year ended December 31, 2019 and 2020, respectively, which represents the excess of cash consideration of the net assets, including the consideration received and expected to receive, over the carrying value of the net assets disposed as of the disposal date. For the remaining logistics facilities, the Group will derecognize these assets upon satisfaction of the hand-over condition.

In January 2020, the Group established the second logistics investment fund, Core Fund II, together with GIC to replicate the successful experience of Core Fund. The Group serves as general partner and committed 10% of the total capital of Core Fund II as a limited partner, and GIC committed the remaining 90%.
Furthermore, in January, 2020, the Group entered into definitive agreements with Core Fund II to sell certain of its modern logistics facilities for a total gross asset value of approximately RMB5 billion within the following 12 months, and will concurrently lease back some of these completed facilities for operational purposes. Core Fund II will also use leverage to finance the purchase, and the closing of the purchase will be subject to certain conditions, including the availability of debt financing. The related assets and liabilities associated with the sale agreements were classified as assets/liabilities held for sale in the Group’s consolidated balance sheets.
In the second half of 2020, the closing conditions for the asset group of completed logistics facilities were met and Core Fund II signed definitive facility agreements with bank consortium to finance the purchase, therefore, the Group recorded a disposal gain of RMB985,890,000 for the completed assets for the year ended December 31, 2020, which represents the excess of cash consideration of the net assets, including the consideration received and expected to receive, over the carrying value of the net assets disposed as of the disposal date. The Group will derecognize remaining logistics facilities upon completion and satisfaction of the hand-over condition.
As of December 31, 2020, regarding the logistics facilities to be sold to Core Fund and Core Fund II, the Group classified the related undisposed assets and liabilities as assets and liabilities held for sale, which included cash and cash equivalents of RMB115,918,000.
In the second half of 2020, JD Property entered into definitive agreements to establish another logistics investment fund, Development Fund I, together with GIC and Mubadala Investment Company (“MIC”) to replicate the successful experience of Core Fund and Core Fund II. Development Fund I plans to acquire some of the Group’s uncompleted modern logistics facilities. The Group serves as general partner and committed 40% of the total capital of Development Fund I as a limited partner, and GIC and MIC committed the remaining 60% collectively.
In December 2020, the Group entered into definitive agreements with Development Fund I to sell one of its uncompleted modern logistics facility, and will concurrently lease back such facility for operational purposes when completed. The closing conditions for such facility were met in December 2020 and the Group recorded a disposal gain of RMB468,002,000 for the year ended December 31, 2020, which represents the excess of cash consideration of the net assets, including the consideration received and expected to receive, over the carrying value of the net assets disposed as of the disposal date.